SCHEDULE OF MAJOR SUBSIDIARIES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025		Dec. 31, 2024
SBC Medical Group, Inc. [Member]
Place of incorporation	United States		United States
Date of Incorporation or Acquisition	Jan. 20, 2023		Jan. 20, 2023
Percentage of ownership	100.00%		100.00%
Principal activities	Investment holding		Investment holding
SBC Medical Group Co., Ltd. [Member]
Place of incorporation	Japan	[1]	Japan
Date of Incorporation or Acquisition	Jun. 18, 2003	[1]	Sep. 29, 2017
Percentage of ownership	100.00%	[1]	100.00%
Principal activities	Franchising, procurement, management and rental services for the medical corporations	[1]	Franchising, procurement and management services for the medical corporations
L'Ange Cosmetique Co., Ltd. [Member]
Place of incorporation			Japan
Date of Incorporation or Acquisition			Jun. 18, 2003
Percentage of ownership			100.00%
Principal activities			Management and rental services for the medical corporations
Shobikai Co., Ltd. [Member]
Place of incorporation			Japan
Date of Incorporation or Acquisition			Jun. 04, 2014
Percentage of ownership			100.00%
Principal activities			Procurement, management and rental services for the medical corporations
Liesta Co., Ltd. [Member]
Place of incorporation	Japan		Japan
Date of Incorporation or Acquisition	Dec. 15, 2020		Dec. 15, 2020
Percentage of ownership	100.00%		100.00%
Principal activities	Real estate brokerage services		Real estate brokerage services
SBC Sealane Co., Ltd. [Member]
Place of incorporation	Japan		Japan
Date of Incorporation or Acquisition	Jun. 07, 2022		Jun. 07, 2022
Percentage of ownership	100.00%		100.00%
Principal activities	Construction services		Construction services
SBC Marketing Co., Ltd. [Member]
Place of incorporation	Japan		Japan
Date of Incorporation or Acquisition	Jun. 30, 2022		Jun. 30, 2022
Percentage of ownership	100.00%		100.00%
Principal activities	Marketing services		Marketing services
Medical Payment Co., Ltd. [Member]
Place of incorporation	Japan		Japan
Date of Incorporation or Acquisition	Jun. 30, 2022		Jun. 30, 2022
Percentage of ownership	75.00%		75.00%
Principal activities	Loan services		Loan services
SBC Medical Consulting Co., Ltd. [Member]
Place of incorporation	Japan		Japan
Date of Incorporation or Acquisition	Aug. 02, 2022		Aug. 02, 2022
Percentage of ownership	100.00%		100.00%
Principal activities	Human resource services		Human resource services
Shoubikai Medical Vietnam Co., Ltd . [Member]
Place of incorporation	Vietnam		Vietnam
Date of Incorporation or Acquisition	Aug. 29, 2013		Aug. 29, 2013
Percentage of ownership	100.00%		100.00%
Principal activities	Cosmetic clinic		Cosmetic clinic
SBC Healthcare Inc. [Member]
Place of incorporation	United States		United States
Date of Incorporation or Acquisition	Dec. 16, 2019		Dec. 16, 2019
Percentage of ownership	100.00%		100.00%
Principal activities	Management services for cosmetic clinic in the United States		Management services for cosmetic clinic in the United States
SBC Irvine LLC [Member]
Place of incorporation	United States	[2]	United States	[3]
Date of Incorporation or Acquisition	Dec. 27, 2018	[2]	Dec. 27, 2018	[3]
Percentage of ownership	100.00%	[2]	100.00%	[3]
Principal activities	Management services for cosmetic clinic in the United States	[2]	Management services for cosmetic clinic in the United States	[3]
Aesthetic Healthcare Holdings Pte Ltd [Member]
Place of incorporation	Singapore		Singapore
Date of Incorporation or Acquisition	Nov. 20, 2024		Nov. 20, 2024
Percentage of ownership	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Wen & Weng Family Clinic Pte. Ltd. [Member]
Place of incorporation	Singapore		Singapore	[4]
Date of Incorporation or Acquisition	Nov. 20, 2024		Nov. 20, 2024	[4]
Percentage of ownership	100.00%		100.00%	[4]
Principal activities	General outpatient medical services		General outpatient medical services	[4]
Wen & Weng Medical Group Pte. Ltd. [Member]
Place of incorporation	Singapore		Singapore	[4]
Date of Incorporation or Acquisition	Nov. 20, 2024		Nov. 20, 2024	[4]
Percentage of ownership	100.00%		100.00%	[4]
Principal activities	Healthcare-related businesses		Healthcare-related businesses	[4]
Rochor Clinic Pte. Ltd. [Member]
Place of incorporation	Singapore		Singapore	[4]
Date of Incorporation or Acquisition	Nov. 20, 2024		Nov. 20, 2024	[4]
Percentage of ownership	100.00%		100.00%	[4]
Principal activities	General outpatient medical services		General outpatient medical services	[4]
Dermasolutions Pte. Ltd. [Member]
Place of incorporation	Singapore		Singapore	[4]
Date of Incorporation or Acquisition	Nov. 20, 2024		Nov. 20, 2024	[4]
Percentage of ownership	100.00%		100.00%	[4]
Principal activities	Cosmetic and dermatological treatments and products		Cosmetic and dermatological treatments and products	[4]
Dermasolutions Services Pte. Ltd. [Member]
Place of incorporation	Singapore		Singapore	[4]
Date of Incorporation or Acquisition	Nov. 20, 2024		Nov. 20, 2024	[4]
Percentage of ownership	100.00%		100.00%	[4]
Principal activities	Cosmetic services and products		Cosmetic services and products	[4]
Aikawa Medical Management Inc [Member]
Place of incorporation	United States		United States
Date of Incorporation or Acquisition	May 10, 2017		May 10, 2017
Principal activities	Management services for cosmetic clinic in the United States		Management services for cosmetic clinic in the United States
SBC MEDICAL APAC PTE. LTD.[Member]
Place of incorporation	Singapore
Date of Incorporation or Acquisition	Mar. 26, 2025
Percentage of ownership	100.00%
Principal activities	Asia-Pacific regional headquarters

[1]	In January 2025, the Company effected a merger in which SBC Japan and Shobikai Sub merged with and into L’Ange Sub. As a result, the separate corporate existence of SBC Japan and Shobikai Sub ceased, with L’Ange Sub continuing as the surviving company. Following the merger, L’Ange Sub changed its name to SBC Medical Group Co., Ltd., which is herein referred to as “SBC Japan.”
[2]	Subsidiaries of Aesthetic Healthcare Holdings Pte. Ltd. (“AHH”)
[3]	A subsidiary of SBC Healthcare Inc.
[4]	Subsidiaries of Aesthetic Healthcare Holdings Pte. Ltd. (“AHH”)